SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flow Statement [Abstract]
Interest paid	$ 608	$ 565
Income taxes paid	$ 228	$ 102